INCOME TAX - Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Gross beginning balance	$ 8,519,452	$ 6,961,166	$ 6,567,028	$ 2,960,155
Gross increase to tax positions in the current period	586,787	1,558,286	394,138	3,606,873
Gross ending balance	$ 9,106,239	$ 8,519,452	$ 6,961,166	$ 6,567,028